ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2018	2017
Current:
Accounts payable	$1,819	$1,451
Accrued and other liabilities (1) (2)	3,498	2,992
Work in progress (3)	1,637	341
Provisions and decommissioning liabilities	234	81
Total current	$7,188	$4,865
Non-current:
Accounts payable	$97	$113
Accrued and other liabilities (2)	1,206	435
Work in progress (3)	71	86
Provisions and decommissioning liabilities (4)	520	139
Total non-current	$1,894	$773
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(1)	Includes bank overdrafts of $581 million as at December 31, 2018 (2017: $581 million).

(2)
Includes defined benefit pension obligation of $500 million ($12 million current and $488 million non-current) and post-retirement benefits obligation of $67 million ($5 million current and $62 million non-current) as at December 31, 2018.

(3)	See Note 16 for additional information.

(4)
Decommissioning liability results primarily from the partnership's ownership interest in oil and natural gas wells and facilities, mining facilities, retail gas stations, a services provider to the offshore oil production industry and power generation services. The liability represents the estimated cost to reclaim and abandon the asset and takes into account the estimated timing of the cost to be incurred in future periods. The liability was determined using a risk rate between 1.9% and 8.5% (2017: 1.7% and 8.5%) and an inflation rate between 1.9% and 3% (2017: 1.4% and 2%), determined as appropriate for the underlying subsidiaries.

Disclosure of other provisions
The following table presents the change in the provision balances for the partnership:

(US$ MILLIONS)	Decommissioning liability	Provisions for defects	Other	Total provisions
Balance at January 1, 2017	$134	$47	$22	$203
Additional provisions recognized	8	12	77	97
Reduction arising from payments/derecognition	(2)	(17)	(15)	(34)
Accretion expenses	7	—	—	7
Change in discount rate	(51)	—	—	(51)
Change in other estimates	(14)	—	(3)	(17)
Net foreign currency exchange differences	11	3	1	15
Balance at December 31, 2017	$93	$45	$82	$220
Additions through business combinations (1)	193	—	388	581
Additional provisions recognized	—	11	62	73
Reduction arising from payments/derecognition	(5)	(10)	(137)	(152)
Accretion expenses	8	—	1	9
Change in discount rate	(1)	—	—	(1)
Change in other estimates	31	2	10	43
Net foreign currency exchange differences	(8)	(3)	(8)	(19)
Balance at December 31, 2018	$311	$45	$398	$754
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(1)
Includes provisions for site restoration, legal fees, and reserves for contract loss attributable to the acquisition of Westinghouse and consolidation of Teekay Offshore in our Infrastructure Services business.